Schedule of Future Annual Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Leases
Year one	$ 170,891	$ 281,864
Year two		170,891
Total minimum lease payments	242,601	452,755
Less imputed interest	(4,461)	(17,531)
Present value of minimum lease payments	238,140	$ 435,224
Remainder of fiscal year	$ 71,710